FAIR VALUE MEASUREMENT - Interest rate swap (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 7,362	$ 23,351
Total derivatives liability	2,622	10,755
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	7,124	22,178
Derivative assets - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	162	1,173
Other non-current assets. | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	76
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 2,622	10,753
Derivative liabilities - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability		$ 2